Interest-Bearing Borrowings (Details) - Schedule of other borrowings - CNY (¥)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum		11.50%
Long-term:
Fixed interest rate per annum		11.50%
Interest payable to
Other borrowings		¥ 8,041,892,080	¥ 5,649,669,343
Investors of consolidated VIEs [Member]
Long-term:
Long-term		¥ 3,330,334,482
Investors of consolidated VIEs [Member] | Short-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Term	[1]	Less than 1 year
Short-term	[1]	¥ 4,654,388,213	3,491,862,448
Long-term:
Term	[1]	Less than 1 year
Investors of consolidated VIEs [Member] | Short-term [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	6.80%
Long-term:
Fixed interest rate per annum	[1]	6.80%
Investors of consolidated VIEs [Member] | Short-term [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	11.10%
Long-term:
Fixed interest rate per annum	[1]	11.10%
Investors of consolidated VIEs [Member] | Long-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Term	[1]	Within 5 years
Long-term:
Term	[1]	Within 5 years
Long-term	[1]	¥ 3,330,334,482	2,088,565,691
Investors of consolidated VIEs [Member] | Long-term [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	6.80%
Long-term:
Fixed interest rate per annum	[1]	6.80%
Investors of consolidated VIEs [Member] | Long-term [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum	[1]	11.50%
Long-term:
Fixed interest rate per annum	[1]	11.50%
Investors of consolidated VIEs [Member] | Interest payable to [Member]
Interest payable to
Other borrowings	[1]	¥ 57,169,385	59,897,208
Senior tranche of trust plan which invests in the Group’s loans portfolio [Member] | Short-term [Member]
Interest-Bearing Borrowings (Details) - Schedule of other borrowings [Line Items]
Fixed interest rate per annum		10.24%
Term		Within 1 years
Short-term			¥ 9,343,996
Long-term:
Fixed interest rate per annum		10.24%
Term		Within 1 years

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2021, the borrowings from VIEs have principal RMB7,984,722,695, bearing interests from 6.8% to 11.5% per year.